Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data

Selected unaudited quarterly financial data for the year ended December 31, 2012 and 2011 is presented below.

Statement of Operations:

Year 2012 Quarter Ended	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012	Total 2012
Contract revenue	$373,706	$450,422	$547,993	$556,679	$1,928,800
Contract income	31,626	44,405	53,219	60,573	189,823
Income (loss) from continuing operations before income taxes	(20,177)	(783)	4,744	(2,348)	(18,564)
Income (loss) from continuing operations, net of provision (benefit) for income taxes	(21,150)	(1,991)	3,847	(3,997)	(23,291)
Income (loss) from discontinued operations net of provision (benefit) for income taxes	770	5,699	(3,112)	(9,301)	(5,944)

Net income (loss)	(20,380)	3,708	735	(13,298)	(29,235)
Less: Income attributable to noncontrolling interest	(344)	(328)	(273)	(31)	(976)

Net income (loss) attributable to Willbros Group, Inc.	$(20,724)	$3,380	$462	$(13,329)	$(30,211)

Reconciliation of net income (loss) attributable to Willbros Group, Inc.
Income (loss) from continuing operations	$(21,150)	$(1,991)	$3,847	$(3,997)	$(23,291)
Income (loss) from discontinued operations	426	5,371	(3,385)	(9,332)	(6,920)

Net income (loss) attributable to Willbros Group, Inc.	$(20,724)	$3,380	$462	$(13,329)	$(30,211)

Basic income (loss) per share attributable to Company shareholders:
Income (loss) from continuing operations	$(0.44)	$(0.04)	$0.08	$(0.09)	$(0.49)
Income (loss) from discontinued operations	0.01	0.11	(0.07)	(0.19)	(0.14)

Net income (loss)	$(0.43)	$0.07	$0.01	$(0.28)	$(0.63)

Diluted income (loss) per share attributable to Company shareholders:
Income (loss) from continuing operations	$(0.44)	$(0.04)	$0.08	$(0.09)	$(0.49)
Income (loss) from discontinued operations	0.01	0.11	(0.07)	(0.19)	(0.14)

Net income (loss)	$(0.43)	$0.07	$0.01	$(0.28)	$(0.63)

Weighted average number of common shares outstanding
Basic	47,781,396	47,994,987	48,119,758	48,176,071	48,019,303
Diluted	47,781,396	47,994,987	48,452,014	48,176,071	48,019,303

Statement of Operations:

Year 2011 Quarter Ended	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011	Total 2011
Contract revenue	$271,617	$370,437	$381,848	$352,467	$1,376,369
Contract income	13,567	41,887	44,674	27,216	127,344
Loss from continuing operations before income taxes	(36,036)	(12,441)	(139,264)	(56,200)	(243,941)
Income (loss) from continuing operations, net of provision (benefit) for income taxes	(37,232)	1,685	(122,760)	(52,076)	(210,383)
Loss from discontinued operations net of provision for income taxes	(7,387)	(3,835)	(9,243)	(61,973)	(82,438)

Net loss	(44,619)	(2,150)	(132,003)	(114,049)	(292,821)
Less: Income attributable to noncontrolling interest	(271)	(311)	(296)	(317)	(1,195)

Net loss attributable to Willbros Group, Inc.	$(44,890)	$(2,461)	$(132,299)	$(114,366)	$(294,016)

Reconciliation of net income (loss) attributable to Willbros Group, Inc.
Income (loss) from continuing operations	$(37,232)	$1,685	$(122,760)	$(52,076)	$(210,383)
Loss from discontinued operations	(7,658)	(4,146)	(9,539)	(62,290)	(83,633)

Net loss attributable to Willbros Group, Inc.	$(44,890)	$(2,461)	$(132,299)	$(114,366)	$(294,016)

Basic income (loss) per share attributable to Company shareholders:
Income (loss) from continuing operations	$(0.79)	$0.03	$(2.58)	$(1.09)	$(4.43)
Loss from discontinued operations	(0.16)	(0.08)	(0.21)	(1.31)	(1.76)

Net loss	$(0.95)	$(0.05)	$(2.79)	$(2.40)	$(6.19)

Diluted income (loss) per share attributable to Company shareholders:
Income (loss) from continuing operations	$(0.79)	$0.03	$(2.58)	$(1.09)	$(4.43)
Loss from discontinued operations	(0.16)	(0.08)	(0.21)	(1.31)	(1.76)

Net loss	$(0.95)	$(0.05)	$(2.79)	$(2.40)	$(6.19)

Weighted average number of common shares outstanding
Basic	47,315,990	47,437,024	47,533,967	47,615,545	47,475,680
Diluted	47,315,990	47,776,439	47,533,967	47,615,545	47,475,680